Taxation - Income before Income/(Loss) Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income/(Loss) from Domestic and Foreign Components Before Income Tax Expenses [Abstract]
PRC	¥ 2,328,917	$ 365,458	¥ 3,770,148	¥ 3,647,316
Non PRC	(151,759)	(23,815)	(101,636)	53,690
Income before income taxes	¥ 2,177,158	$ 341,643	¥ 3,668,512	¥ 3,701,006